Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment consisted of the following:

	September 30,	December 31,
	2021	2020
Furniture and equipment	$296,851	$398,422
Vehicles	15,000	15,000
Leasehold improvements	215,193	215,193
	527,044	628,615
Accumulated depreciation	(428,076)	(480,883)
Property and equipment, net	$98,967	$147,732

Depreciation expense was $54,538 for the nine months ended September 30, 2021. For the nine months ended September 30, 2021, $4,721 was allocated to cost of sales and $1,180 was allocated to inventory with the remainder recorded as selling, general and administrative expense.

Note 6 – Property and Equipment

Property and equipment consisted of the following:

	As of December 31,
	2020	2019
Furniture and equipment	$398,422	$389,090
Vehicles	15,000	15,000
Leasehold improvements	215,193	215,193
	628,615	619,283
Accumulated depreciation	(480,883)	(361,360)
Property and equipment, net	$147,732	$257,923

Depreciation expense amounted to $119,524 for the year ended December 31, 2020, of which $6,394 was allocated to cost of revenue. Depreciation expense amounted to $157,860 for the year ended December 31, 2019, of which $7,010 was allocated to cost of revenue.

As of December 31, 2018, the Company’s property and equipment, net included the gross cost of the equipment leased to a cultivation company affiliated with one of the Co-founders of $176,042, and accumulated depreciation of $39,120. During the year ended December 31, 2019, the Company wrote-off the carrying value of the leased equipment. See Note 10.